UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2017
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)

As of January 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)[1]
Consumer Discretionary (10.7%)
Delphi Automotive plc	3,021,684	211,699
* Norwegian Cruise Line Holdings Ltd.	3,624,081	170,332
Lennar Corp. Class A	3,774,120	168,514
Newell Brands Inc.	3,098,830	146,668
SES SA Class A	6,838,780	132,979
DR Horton Inc.	3,992,000	119,401
Omnicom Group Inc.	1,233,100	105,615
VF Corp.	2,018,200	103,897
Expedia Inc.	806,461	98,058
Ford Motor Co.	7,371,550	91,112
* Hilton Worldwide Holdings Inc.	1,450,516	83,521
Ralph Lauren Corp. Class A	897,800	79,392
TJX Cos. Inc.	1,024,187	76,732
Staples Inc.	7,849,780	72,218
News Corp. Class A	5,447,250	66,947
* Toll Brothers Inc.	2,019,200	63,322
Interpublic Group of Cos. Inc.	2,254,250	53,042
Lowe's Cos. Inc.	526,000	38,440
Kohl's Corp.	343,475	13,681
		1,895,570
Consumer Staples (3.5%)
British American Tobacco plc	3,268,406	201,753
Coty Inc. Class A	6,522,818	125,238
Wal-Mart Stores Inc.	1,520,350	101,468
Ingredion Inc.	775,750	99,443
Kellogg Co.	625,000	45,444
CVS Health Corp.	522,225	41,157
		614,503
Energy (10.5%)
Pioneer Natural Resources Co.	1,448,607	261,083
Halliburton Co.	4,341,246	245,584
Anadarko Petroleum Corp.	3,258,685	226,576
Royal Dutch Shell plc ADR	3,990,691	217,054
* Concho Resources Inc.	1,177,975	164,257
Exxon Mobil Corp.	1,734,725	145,526
BP plc ADR	3,467,825	124,772
Baker Hughes Inc.	1,630,950	102,880
ConocoPhillips	1,668,125	81,338
HollyFrontier Corp.	2,155,200	62,436
Canadian Natural Resources Ltd.	2,018,068	61,006
Murphy Oil Corp.	1,836,625	53,097
Cenovus Energy Inc.	3,809,713	51,926
Valero Energy Corp.	539,800	35,497
* Southwestern Energy Co.	2,495,500	22,485
* Cobalt International Energy Inc.	11,783,968	11,558
		1,867,075
Financials (27.5%)
American International Group Inc.	5,977,751	384,130

Bank of America Corp.	16,894,172	382,484
MetLife Inc.	6,685,275	363,746
Citigroup Inc.	6,198,096	346,040
XL Group Ltd.	8,010,875	300,969
Wells Fargo & Co.	4,617,412	260,099
Comerica Inc.	3,843,940	259,581
Unum Group	4,433,869	201,431
PNC Financial Services Group Inc.	1,550,332	186,753
Principal Financial Group Inc.	3,234,899	184,680
JPMorgan Chase & Co.	1,915,550	162,113
Torchmark Corp.	1,783,600	131,166
M&T Bank Corp.	800,508	130,139
Intercontinental Exchange Inc.	2,135,545	124,630
Voya Financial Inc.	2,893,875	116,392
Goldman Sachs Group Inc.	493,525	113,175
Morgan Stanley	2,641,841	112,252
Franklin Resources Inc.	2,695,150	107,105
Zions Bancorporation	2,467,872	104,119
Ameriprise Financial Inc.	829,724	93,153
Axis Capital Holdings Ltd.	1,418,271	90,784
Capital One Financial Corp.	1,024,800	89,557
Regions Financial Corp.	5,913,150	85,208
UBS Group AG	5,063,558	81,574
State Street Corp.	1,023,350	77,979
Raymond James Financial Inc.	961,649	72,056
Fifth Third Bancorp	2,576,700	67,252
Citizens Financial Group Inc.	1,743,875	63,076
KeyCorp	3,143,625	56,491
Allstate Corp.	711,097	53,482
Bank of Nova Scotia	600,600	35,891
Willis Towers Watson plc	205,562	25,722
Invesco Ltd.	695,225	20,106
* Genworth Financial Inc. Class A	2,832,750	9,518
		4,892,853
Health Care (12.0%)
Bristol-Myers Squibb Co.	5,307,716	260,927
UnitedHealth Group Inc.	1,573,192	255,014
Medtronic plc	3,309,035	251,553
Merck & Co. Inc.	3,747,279	232,294
* Allergan plc	777,267	170,136
McKesson Corp.	1,118,872	155,691
* HCA Holdings Inc.	1,599,949	128,444
Cigna Corp.	784,816	114,756
* Biogen Inc.	347,629	96,377
* Mylan NV	2,488,804	94,699
Johnson & Johnson	799,225	90,512
Abbott Laboratories	1,926,310	80,462
Eli Lilly & Co.	912,640	70,301
Teva Pharmaceutical Industries Ltd. ADR	1,828,293	61,120
Pfizer Inc.	1,643,275	52,141
Cardinal Health Inc.	345,150	25,872
		2,140,299
Industrials (8.4%)
Eaton Corp. plc	3,511,690	248,557
Honeywell International Inc.	1,972,769	233,418
* IHS Markit Ltd.	4,332,583	170,920

	Parker-Hannifin Corp.	1,054,000	155,075
	Raytheon Co.	956,747	137,925
	Dover Corp.	1,596,742	124,147
	Stanley Black & Decker Inc.	991,300	122,921
*	Sensata Technologies Holding NV	2,638,831	110,699
	American Airlines Group Inc.	1,606,054	71,068
	JB Hunt Transport Services Inc.	516,176	51,143
	Kansas City Southern	497,885	42,773
*	L3 Technologies Inc.	166,050	26,351
*	Herc Holdings Inc.	1	—
			1,494,997
Information Technology (15.8%)
	Broadcom Ltd.	1,559,913	311,203
*	Arrow Electronics Inc.	3,832,844	281,791
*	Micron Technology Inc.	8,817,540	212,591
	Skyworks Solutions Inc.	2,264,865	207,779
	Lam Research Corp.	1,800,132	206,763
	Cisco Systems Inc.	6,271,487	192,660
	Harris Corp.	1,808,315	185,732
	Apple Inc.	1,519,517	184,393
	QUALCOMM Inc.	2,835,625	151,507
*	CommScope Holding Co. Inc.	3,870,780	146,393
	Oracle Corp.	3,473,300	139,314
*	Alphabet Inc. Class A	129,406	106,138
	Intel Corp.	2,816,600	103,707
	Hewlett Packard Enterprise Co.	4,242,550	96,221
	Microsoft Corp.	1,222,875	79,059
	TE Connectivity Ltd.	829,810	61,696
	Seagate Technology plc	1,297,862	58,598
*	Cognizant Technology Solutions Corp. Class A	916,325	48,190
*	NXP Semiconductors NV	436,262	42,688
			2,816,423
Materials (3.2%)
	Celanese Corp. Class A	2,502,605	211,220
	Methanex Corp.	3,003,478	150,324
	PPG Industries Inc.	1,227,021	122,714
	CF Industries Holdings Inc.	2,211,752	78,053
			562,311
Other (0.4%)
^,2 Vanguard Value ETF		703,525	65,759

Real Estate (2.9%)
	Weyerhaeuser Co.	5,545,741	173,748
	American Tower Corporation	1,669,700	172,814
	Public Storage	519,578	111,709
	Boston Properties Inc.	383,028	50,139
			508,410
Telecommunication Services (0.9%)
	Nippon Telegraph & Telephone Corp.	3,038,200	134,204
	AT&T Inc.	815,225	34,370
			168,574
Utilities (1.7%)
	PG&E Corp.	1,853,367	114,705
	NextEra Energy Inc.	827,433	102,370
	Edison International	852,150	62,104

	Entergy Corp.			367,502	26,328
					305,507
Total Common Stocks (Cost $13,511,984)					17,332,281

		Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund		0.856%		1,230,125	123,025

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.0%)
	Bank of America Securities, LLC
	(Dated 1/31/17, Repurchase Value
	$185,603,000, collateralized by
	Government National Mortgage Assn.,
	3.500-4.000, 4/20/46-7/20/46, with a value
	of $189,312,000)	0.540%	2/1/17	185,600	185,600

U.S. Government and Agency Obligations (0.5%)
5	Federal Home Loan Bank Discount Notes	0.525%	3/8/17	75,000	74,960
6	United States Treasury Bill	0.381%	3/9/17	2,000	1,999
6	United States Treasury Bill	0.557%	4/27/17	4,600	4,594
6	United States Treasury Bill	0.564%	5/4/17	2,500	2,497
	United States Treasury Bill	0.592%	7/13/17	400	399
					84,449
Total Temporary Cash Investments (Cost $393,074)					393,074
Total Investments (99.7%) (Cost $13,905,058)					17,725,355
Other Assets and Liabilities-Net (0.3%)[4]					52,858
Net Assets (100%)					17,778,213

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,692,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 1.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,738,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $9,090,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,863,345	468,936	—
Temporary Cash Investments	123,025	270,049	—
Futures Contracts—Liabilities[1]	(160)	—	—
Forward Currency Contracts—Liabilities	—	(5,415)	—

Total	16,986,210	733,570	—

1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Expiration	Number of	Aggregate	Unrealized)

		Long (Short)	Settlement	Appreciation
		Contracts	Value Long	(Depreciation)
			(Short)
E-mini S&P 500 Index	March 2017	1,719	195,493	151

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Citibank, N.A.	3/15/17	USD	116,377	JPY 13,731,352	(5,415)

JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2017, the cost of investment securities for tax purposes was $13,905,058,000. Net unrealized appreciation of investment securities for tax purposes was $3,820,297,000, consisting of unrealized gains of $4,661,536,000 on securities that had risen in value since their purchase and $841,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)[1]
Consumer Discretionary (9.7%)
	Twenty-First Century Fox Inc. Class A	19,406,600	608,979
	Target Corp.	6,899,400	444,873
	Carnival Corp.	7,797,720	431,838
	Lowe's Cos. Inc.	4,831,550	353,090
	Delphi Automotive plc	3,732,323	261,486
	Ford Motor Co.	19,321,567	238,815
	Omnicom Group Inc.	2,680,400	229,576
	DR Horton Inc.	5,950,000	177,964
*	Adient plc	2,212,796	140,490
*,^ Discovery Communications Inc. Class A		4,810,900	136,389
*	Madison Square Garden Co. Class A	743,467	130,605
	McDonald's Corp.	1,064,023	130,417
	Advance Auto Parts Inc.	686,049	112,677
	Comcast Corp. Class A	1,422,500	107,285
	Lennar Corp. Class A	2,353,181	105,069
	General Motors Co.	2,844,900	104,152
	Genuine Parts Co.	913,881	88,473
	CBS Corp. Class B	1,283,100	82,747
	Bed Bath & Beyond Inc.	2,000,631	80,725
	L Brands Inc.	950,700	57,242
	Goodyear Tire & Rubber Co.	1,706,300	55,267
*	Meritage Homes Corp.	1,390,408	51,097
	Magna International Inc.	1,169,100	50,599
*	Norwegian Cruise Line Holdings Ltd.	1,041,576	48,954
	CalAtlantic Group Inc.	1,268,190	44,222
	Renault SA	472,271	42,525
	Honda Motor Co. Ltd.	1,407,700	41,892
*	Deckers Outdoor Corp.	696,800	40,136
*	Discovery Communications Inc.	1,401,900	38,847
	Publicis Groupe SA	537,720	36,941
	Honda Motor Co. Ltd. ADR	1,178,700	35,031
	Hyundai Motor Co.	263,261	31,693
	Harley-Davidson Inc.	520,600	29,695
	Lear Corp.	13,253	1,883
	Darden Restaurants Inc.	24,349	1,784
	Best Buy Co. Inc.	39,225	1,746
	Garmin Ltd.	33,500	1,618
	News Corp. Class B	95,011	1,202
*	Liberty Global plc Class A	29,000	1,058
	Whirlpool Corp.	3,366	589
	Kohl's Corp.	2,600	104
			4,579,775
Consumer Staples (9.9%)
	Philip Morris International Inc.	9,710,088	933,431
	Altria Group Inc.	11,754,632	836,695
^	Imperial Brands plc ADR	17,396,150	820,924
	CVS Health Corp.	10,215,600	805,091
	Coca-Cola Co.	7,070,647	293,927

Procter & Gamble Co.	3,126,255	273,860
Molson Coors Brewing Co. Class B	2,437,578	235,275
Kellogg Co.	2,977,200	216,472
Walgreens Boots Alliance Inc.	2,477,700	203,023
Wal-Mart Stores Inc.	901,213	60,147
Bunge Ltd.	371,500	25,712
PepsiCo Inc.	33,902	3,518
Conagra Brands Inc.	51,254	2,004
Ingredion Inc.	12,805	1,641
Tyson Foods Inc. Class A	19,322	1,213
^ Pilgrim's Pride Corp.	42,800	819
Colgate-Palmolive Co.	2,603	168
		4,713,920
Energy (9.0%)
ConocoPhillips	16,457,103	802,448
BP plc ADR	16,645,498	598,905
Occidental Petroleum Corp.	8,336,858	564,989
Phillips 66	6,797,469	554,809
Chevron Corp.	3,972,427	442,330
Marathon Oil Corp.	14,226,600	238,296
Schlumberger Ltd.	1,985,545	166,210
Range Resources Corp.	4,513,590	145,969
Hess Corp.	2,503,900	135,661
Cabot Oil & Gas Corp.	5,554,169	119,304
Royal Dutch Shell plc ADR	1,934,806	105,234
^ Murphy Oil Corp.	2,640,800	76,346
EOG Resources Inc.	740,000	75,169
Pioneer Natural Resources Co.	411,100	74,093
Valero Energy Corp.	647,708	42,593
* Kosmos Energy Ltd.	5,210,700	34,078
Apache Corp.	535,029	32,005
* Cobalt International Energy Inc.	14,963,900	14,677
Exxon Mobil Corp.	100,930	8,467
ONEOK Inc.	34,547	1,904
Ensco plc Class A	145,858	1,593
* Energen Corp.	28,821	1,553
Cimarex Energy Co.	11,165	1,510
Devon Energy Corp.	32,729	1,490
* Newfield Exploration Co.	33,656	1,349
* Chesapeake Energy Corp.	196,098	1,265
* Southwestern Energy Co.	133,271	1,201
* TechnipFMC plc	25,524	858
Tesoro Corp.	1,340	108
Plains GP Holdings LP Class A	2	—
		4,244,414
Financials (17.7%)
Bank of America Corp.	67,581,101	1,530,036
JPMorgan Chase & Co.	13,981,409	1,183,247
Wells Fargo & Co.	19,899,296	1,120,927
Citigroup Inc.	18,521,936	1,034,080
American Express Co.	9,202,767	702,907
American International Group Inc.	4,855,038	311,985
Fifth Third Bancorp	8,307,429	216,824
Navient Corp.	13,593,940	204,453
Intercontinental Exchange Inc.	3,347,000	195,331
Goldman Sachs Group Inc.	732,152	167,897

* SLM Corp.	13,498,252	160,359
Aon plc	1,357,900	153,035
Charles Schwab Corp.	3,673,600	151,499
Capital One Financial Corp.	1,673,598	146,256
BNP Paribas SA	2,121,364	135,708
Citizens Financial Group Inc.	3,306,200	119,585
Morgan Stanley	2,754,700	117,047
State Street Corp.	1,365,129	104,023
Barclays plc	36,326,564	100,818
KeyCorp	5,397,400	96,991
Travelers Cos. Inc.	706,200	83,176
MetLife Inc.	1,298,000	70,624
Allstate Corp.	826,800	62,184
Lincoln National Corp.	688,261	46,465
Sumitomo Mitsui Financial Group Inc.	1,036,900	40,680
Synchrony Financial	1,044,121	37,400
Regions Financial Corp.	2,415,696	34,810
Prudential Financial Inc.	285,273	29,985
Discover Financial Services	33,947	2,352
Aflac Inc.	31,111	2,178
Unum Group	42,911	1,949
Principal Financial Group Inc.	32,147	1,835
Reinsurance Group of America Inc. Class A	14,180	1,779
Everest Re Group Ltd.	7,752	1,705
US Bancorp	15,698	827
SunTrust Banks Inc.	6,684	380
* Santander Consumer USA Holdings Inc.	26,793	354
Chubb Ltd.	1,421	187
PNC Financial Services Group Inc.	1,100	133
		8,372,011
Health Care (19.2%)
Pfizer Inc.	37,331,385	1,184,525
Medtronic plc	13,803,613	1,049,351
Anthem Inc.	6,241,147	962,010
Sanofi ADR	22,611,200	922,085
Cardinal Health Inc.	10,828,981	811,740
Johnson & Johnson	6,625,670	750,357
* Express Scripts Holding Co.	10,706,600	737,471
Teva Pharmaceutical Industries Ltd. ADR	17,915,000	598,898
Merck & Co. Inc.	8,664,323	537,101
Zoetis Inc.	6,433,397	353,451
UnitedHealth Group Inc.	1,292,500	209,514
Cigna Corp.	1,221,813	178,653
Stryker Corp.	1,118,650	138,187
* Allergan plc	595,530	130,356
* Biogen Inc.	396,105	109,816
Humana Inc.	514,400	102,108
GlaxoSmithKline plc ADR	2,591,100	101,856
Roche Holding AG	362,000	85,775
* Quintiles IMS Holdings Inc.	630,850	49,515
Zimmer Biomet Holdings Inc.	349,800	41,392
AbbVie Inc.	574,077	35,082
Eli Lilly & Co.	36,522	2,813
Aetna Inc.	21,582	2,560
Baxter International Inc.	35,215	1,687
* Hologic Inc.	34,563	1,401
Bristol-Myers Squibb Co.	14,942	735

Danaher Corp.	3,700	311
Gilead Sciences Inc.	1,900	138
		9,098,888
Industrials (9.4%)
Johnson Controls International plc	23,113,074	1,016,513
United Technologies Corp.	9,174,172	1,006,131
Honeywell International Inc.	4,751,361	562,181
General Dynamics Corp.	2,270,200	411,088
Eaton Corp. plc	3,071,487	217,400
Cummins Inc.	1,031,107	151,583
Raytheon Co.	1,008,183	145,340
^ CNH Industrial NV	11,893,000	106,561
Rockwell Collins Inc.	1,055,100	95,761
Boeing Co.	580,900	94,931
Koninklijke Philips NV	3,037,507	89,242
Parker-Hannifin Corp.	562,200	82,716
* Copart Inc.	1,362,200	77,291
Deere & Co.	716,100	76,658
Union Pacific Corp.	659,350	70,273
General Electric Co.	2,321,133	68,938
* Kirby Corp.	760,400	49,008
Stanley Black & Decker Inc.	295,700	36,667
PACCAR Inc.	496,900	33,446
Embraer SA ADR	1,239,800	28,342
Delta Air Lines Inc.	49,400	2,334
* L3 Technologies Inc.	11,404	1,810
Owens Corning	30,733	1,698
Chicago Bridge & Iron Co. NV	50,346	1,672
* Quanta Services Inc.	44,240	1,588
Alaska Air Group Inc.	16,405	1,539
ManpowerGroup Inc.	13,884	1,325
* Jacobs Engineering Group Inc.	19,193	1,124
* JetBlue Airways Corp.	6,400	125
Rockwell Automation Inc.	700	104
		4,433,389
Information Technology (15.4%)
Microsoft Corp.	24,062,603	1,555,647
Oracle Corp.	24,743,100	992,446
QUALCOMM Inc.	10,739,932	573,835
Apple Inc.	3,862,811	468,752
* Alphabet Inc. Class A	489,418	401,416
Cisco Systems Inc.	10,469,183	321,613
* Alphabet Inc. Class C	357,736	285,041
Samsung Electronics Co. Ltd.	153,400	260,899
Hewlett Packard Enterprise Co.	11,100,700	251,764
* eBay Inc.	7,749,800	246,676
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,567,119	233,900
Intel Corp.	6,001,669	220,982
Visa Inc. Class A	2,529,600	209,223
Corning Inc.	7,065,500	187,165
Skyworks Solutions Inc.	1,966,900	180,443
Telefonaktiebolaget LM Ericsson ADR	27,493,900	161,939
* Vantiv Inc. Class A	1,942,600	120,907
Motorola Solutions Inc.	1,466,500	118,361
Fidelity National Information Services Inc.	1,340,800	106,486
Applied Materials Inc.	3,033,500	103,897

*	Red Hat Inc.	1,227,000	93,105
	TE Connectivity Ltd.	948,800	70,543
*	Versum Materials Inc.	2,348,381	65,637
*	Teradata Corp.	1,215,196	35,678
	International Business Machines Corp.	20,678	3,609
	HP Inc.	146,828	2,210
	Seagate Technology plc	46,667	2,107
*	NCR Corp.	39,620	1,705
	Marvell Technology Group Ltd.	114,196	1,698
	Computer Sciences Corp.	25,627	1,594
	NVIDIA Corp.	14,481	1,581
	Avnet Inc.	24,547	1,140
	Western Union Co.	33,733	661
	Maxim Integrated Products Inc.	10,329	459
			7,283,119
Materials (2.8%)
	Air Products & Chemicals Inc.	5,484,962	766,578
	EI du Pont de Nemours & Co.	3,440,806	259,781
*	Crown Holdings Inc.	2,364,600	128,090
	PPG Industries Inc.	717,900	71,797
	International Paper Co.	1,026,500	58,100
	Packaging Corp. of America	387,400	35,711
	LyondellBasell Industries NV Class A	26,611	2,482
*	Freeport-McMoRan Inc.	133,737	2,227
	Steel Dynamics Inc.	50,069	1,693
	Celanese Corp. Class A	14,900	1,258
	Eastman Chemical Co.	5,900	457
	Dow Chemical Co.	4,457	266
	Nucor Corp.	3,500	203
			1,328,643
Other (0.2%)
2	Vanguard Value ETF	630,600	58,942
	SPDR S&P500 ETF Trust	95,512	21,732
			80,674
Real Estate (0.2%)
	Host Hotels & Resorts Inc.	4,558,331	82,369
	Omega Healthcare Investors Inc.	53,533	1,717
	VEREIT Inc.	196,116	1,673
	WP Carey Inc.	26,646	1,650
	Senior Housing Properties Trust	85,125	1,622
	Spirit Realty Capital Inc.	123,569	1,300
	Communications Sales & Leasing Inc.	32,500	854
	Hospitality Properties Trust	19,400	604
			91,789
Telecommunication Services (2.9%)
	Verizon Communications Inc.	13,723,551	672,591
	AT&T Inc.	13,612,085	573,886
	Vodafone Group plc ADR	5,168,836	128,704
*,^ Sprint Corp.		188,100	1,736
			1,376,917
Utilities (0.6%)
*	Calpine Corp.	11,595,400	136,826
	NRG Energy Inc.	4,302,344	71,161
	Southern Co.	535,800	26,485
	PPL Corp.	707,924	24,664

	Edison International			28,767	2,097
	DTE Energy Co.			19,713	1,944
	CenterPoint Energy Inc.			69,833	1,830
	Entergy Corp.			24,929	1,786
	FirstEnergy Corp.			58,344	1,769
	MDU Resources Group Inc.			59,943	1,759
	AES Corp.			141,148	1,615
	Ameren Corp.			29,241	1,539
	National Fuel Gas Co.			27,284	1,532
	Duke Energy Corp.			1,205	95
					275,102
Total Common Stocks (Cost $35,356,243)					45,878,641

		Coupon
Temporary Cash Investments (3.6%)[1]
Money Market Fund (3.5%)
3,4 Vanguard Market Liquidity Fund		0.856%		16,590,841	1,659,250

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	0.381%	3/9/17	100	100
5	United States Treasury Bill	0.381%	3/30/17	10,000	9,993
5	United States Treasury Bill	0.602%	5/18/17	6,500	6,490
5	United States Treasury Bill	0.597%	5/25/17	5,000	4,992
					21,575
Total Temporary Cash Investments (Cost $1,680,790)					1,680,825
Total Investments (100.6%) (Cost $37,037,033)					47,559,466
Other Assets and Liabilities-Net (-0.6%)[4]					(275,294)
Net Assets (100%)					47,284,172

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $79,056,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.7% and 2.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $80,767,000 of collateral received for securities on loan.
5 Securities with a value of $13,522,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	45,101,709	776,932	—
Temporary Cash Investments	1,659,250	21,575	—
Futures Contracts—Liabilities[1]	(223)	—	—
Total	46,760,736	798,507	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	2,635	299,665	1,070

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2017, the cost of investment securities for tax purposes was $37,037,033,000. Net unrealized appreciation of investment securities for tax purposes was $10,522,433,000, consisting of unrealized gains of $12,685,861,000 on securities that had risen in value since their purchase and $2,163,428,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 22, 2017
VANGUARD WINDSOR FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 22, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.